Jul. 29, 2016
JNL/FAMCO Flex Core Covered Call Fund
Please note that the changes impact your variable annuity product(s). Unless otherwise noted, all changes are effective immediately.

In the summary prospectus section entitled "Summary Overview of Each Fund," in the sub-section entitled "Principal Risks of Investing in the Fund," for the JNL/FAMCO Flex Core Covered Call Fund, please add the following risk:

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Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant appreciations or depreciations in value over short periods of time.